Business Combinations (Details) - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities (Parentheticals) $ in Thousands	Aug. 23, 2022 USD ($)
Goodkind Group, LLC [Member]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities [Line Items]
Net liabilities excluding of cash acquired	$ 147